Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	May 29, 2020	Mar. 31, 2022	Dec. 31, 2021	Feb. 23, 2022	Dec. 31, 2020	Dec. 29, 2020	Nov. 30, 2020	May 28, 2020
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)							718,750
Founder shares forfeited (in Shares)			562,500
Business combination term		1 year	1 year
Aggregate of cover expenses	$ 300,000
Repaid of borrowings outstanding						$ 141,134
Working capital loans		$ 2,000,000	$ 2,000,000
Affiliate of sponsor total		10,000	10,000
Sponsor total		5,000	5,000		$ 5,000
Agreement paid total
Principal amount				$ 2,000,000
Amount of drawn down		200,000
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Agreement paid total		$ 30,000	$ 120,000		$ 0
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination price per unit (in Dollars per share)		$ 10	$ 10
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased shares (in Shares)								5,750,000
Founder shares forfeited (in Shares)		562,500
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)							5,031,250
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Aggregate price								$ 25,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock equals or exceeds per share (in Dollars per share)		$ 12	$ 12